UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     May 04, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $52,580 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     2100    74050 SH       DEFINED                 74050        0        0
AETNA INC NEW                  COM              00817Y108      245     6974 SH       DEFINED                  6974        0        0
AMERICAN STS WTR CO            COM              029899101      773    22260 SH       DEFINED                 22260        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     2707   124400 SH       DEFINED                124400        0        0
BCE INC                        COM NEW          05534B760      293     9969 SH       DEFINED                  9969        0        0
CALGON CARBON CORP             COM              129603106     2108   123100 SH       DEFINED                123100        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      658    17500 SH       DEFINED                 17500        0        0
CHEVRON CORP NEW               COM              166764100      321     4231 SH       DEFINED                  4231        0        0
CHINA VALVES TECHNOLOGY INC    COM NEW          169476207      557    43100 SH       DEFINED                 43100        0        0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102      566    15400 SH       DEFINED                 15400        0        0
DANAHER CORP DEL               COM              235851102     5275    66000 SH       DEFINED                 66000        0        0
ECOLAB INC                     COM              278865100     1521    34610 SH       DEFINED                 34610        0        0
FOREST OIL CORP                COM PAR $0.01    346091705      308    11911 SH       DEFINED                 11911        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      659    23200 SH       DEFINED                 23200        0        0
HEALTH NET INC                 COM              42222G108      644    25881 SH       DEFINED                 25881        0        0
HEWLETT PACKARD CO             COM              428236103      678    12748 SH       DEFINED                 12748        0        0
ICF INTL INC                   COM              44925C103      649    26150 SH       DEFINED                 26150        0        0
IDEX CORP                      COM              45167R104     1129    34100 SH       DEFINED                 34100        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     2106    79151 SH       DEFINED                 79151        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      585     4565 SH       DEFINED                  4565        0        0
ITT CORP NEW                   COM              450911102     5079    94750 SH       DEFINED                 94750        0        0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107       94    16700 SH       DEFINED                 16700        0        0
JOHNSON CTLS INC               COM              478366107      449    13600 SH       DEFINED                 13600        0        0
KIMBERLY CLARK CORP            COM              494368103      363     5766 SH       DEFINED                  5766        0        0
LAYNE CHRISTENSEN CO           COM              521050104      347    13000 SH       DEFINED                 13000        0        0
LIMITED BRANDS INC             COM              532716107      641    26036 SH       DEFINED                 26036        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      281    58766 SH       DEFINED                 58766        0        0
NALCO HOLDING COMPANY          COM              62985Q101     1413    58070 SH       DEFINED                 58070        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      458     5421 SH       DEFINED                  5421        0        0
PALL CORP                      COM              696429307     4901   121050 SH       DEFINED                121050        0        0
PENTAIR INC                    COM              709631105     1072    30100 SH       DEFINED                 30100        0        0
PFIZER INC                     COM              717081103      512    29856 SH       DEFINED                 29856        0        0
PROCTER & GAMBLE CO            COM              742718109      656    10362 SH       DEFINED                 10362        0        0
REYNOLDS AMERICAN INC          COM              761713106      297     5500 SH       DEFINED                  5500        0        0
RINO INTERNATIONAL CORPORATI   COM              766883102     1131    47700 SH       DEFINED                 47700        0        0
ROPER INDS INC NEW             COM              776696106     3083    53300 SH       DEFINED                 53300        0        0
STANTEC INC                    COM              85472N109     1243    47650 SH       DEFINED                 47650        0        0
TARGET CORP                    COM              87612E106      305     5800 SH       DEFINED                  5800        0        0
TEMPLE INLAND INC              COM              879868107      251    12300 SH       DEFINED                 12300        0        0
TETRA TECH INC NEW             COM              88162G103     1062    46090 SH       DEFINED                 46090        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4558    88600 SH       DEFINED                 88600        0        0
TORO CO                        COM              891092108      502    10210 SH       DEFINED                 10210        0        0